Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 611,822	$ 8,357,294
Accounts receivable, net	34,154	79,949
Inventories	45,760	60,661
Prepaid expense and other assets	272,779	377,565
Current assets of discontinued operations	1,261,403	1,202,962
Total current assets	2,225,918	10,078,431
Property and equipment, net	347,588	467,573
Intangibles, net	50,955	60,676
Lease right-of-use assets	2,047,241	2,543,110
Other long-term assets	98,478	98,478
Non-current assets of discontinued operations	202,337	1,168,981
Total assets	4,972,517	14,417,249
Current liabilities:
Accounts payable	1,044,394	1,213,499
Note payable	0	150,408
Accrued expenses and other liabilities	1,236,378	1,390,899
Derivative liability	0	1,376
Contract liabilities	224,076	269,831
Lease liability	555,169	407,060
Current liabilities of discontinued operations	533,384	517,958
Total current liabilities	3,593,401	3,951,031
Lease liability – net of current portion	1,558,239	2,113,408
Non-current liabilities of discontinued operations	23,487	81,030
Total liabilities	5,175,127	6,145,469
Stockholders’ (deficit) equity:
Common stock, $.01 par value, 200,000,000 shares authorized, 6,666,993 and 4,062,853 shares outstanding as of December 31, 2024, and December 31, 2023, respectively	66,670	40,629
Additional paid-in capital	180,156,199	175,992,242
Accumulated deficit	(180,426,271)	(167,761,883)
Total stockholders’ (deficit) equity	(202,610)	8,271,780
Total liabilities and stockholders’ (deficit) equity	4,972,517	14,417,249
Series B Convertible Preferred Stock [Member]
Stockholders’ (deficit) equity:
Series B Convertible Preferred Stock, $.01 par value, 2,300,000 shares authorized, 79,246 shares outstanding as of December 31, 2024, and December 31, 2023	$ 792	$ 792